   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 18, 2000


                                                       REGISTRATION NOS. 2-14025
                                                                         811-805
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        [x]
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]

                        POST-EFFECTIVE AMENDMENT NO. 70                      [x]

                                      AND
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [x]

                                AMENDMENT NO. 28                             [x]


                              -------------------

                   SALOMON BROTHERS INVESTORS VALUE FUND INC
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              -------------------

                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 725-6666

                              -------------------

                           ROBERT A. VEGLIANTE, ESQ.
                   SALOMON BROTHERS INVESTORS VALUE FUND INC
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------

                                    COPY TO:
                              SARAH E. COGAN, ESQ.
                           SIMPSON THACHER & BARTLETT
                              425 LEXINGTON AVENUE
                         NEW YORK, NEW YORK 10017-3909

                              -------------------

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.
It is proposed that this filing will become effective (check appropriate box):

    [x] immediately upon filing pursuant to paragraph (b)


    [ ] on [            ] pursuant to paragraph (b)

    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

________________________________________________________________________________

                                     PART A
                       SALOMON BROTHERS INVESTMENT SERIES



                      AMENDMENT DATED DECEMBER 18, 2000 TO
               PROSPECTUS DATED APRIL 28, 2000 (THE 'PROSPECTUS')



    The following information amends and, to the extent inconsistent therewith, supercedes information in the Prospectus of the Salomon Brothers Investment Series.



CLASS Y SHARES



    In addition to Class A, B, 2 and O shares, Salomon Brothers Small Cap Growth Fund and Salomon Brothers Investors Value Fund offer Class Y shares. The rights, restrictions and limitations of Class Y shares are more fully discussed in the Prospectus.



FEE TABLE (CLASS Y SHARES)



                                                              SMALL CAP GROWTH   INVESTORS VALUE
                                                              ----------------   ---------------
SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge on purchases...........................        None               None
Maximum deferred sales charge on Redemption.................        None               None

ANNUAL FUND OPERATION EXPENSES (PAID BY THE FUND
  AS A % OF NET ASSETS)
Management fees.............................................       0.80%              0.52%
Distribution and service (12b-1) fee........................        None               None
Other expenses..............................................       0.34%*             0.11%*
Total annual fund operating expenses........................       1.14%              0.63%



* Based on estimated amounts for the fiscal year ending December 31, 2000.



EXAMPLE



NUMBER OF YEARS YOU OWN YOUR SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------                           ------   -------   -------   --------
Your costs would be:
Class Y -- Small Cap Growth.................................   $129     $403      $697      $1,534
Class Y -- Investors Value..................................   $ 64     $202      $351      $  786



The example assumes: * You invest $10,000 for the period shown


                     * You reinvest all distributions and dividends without a
                       sales charge


                       The fund's operating expenses remain the same


                       Your investment has a 5% return each year


                       Redemption of your shares at the end of the period



    This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.



EXCHANGEABILITY



    Class Y shares of each fund are exchangeable for shares of the same class of any other fund in the Salomon Brothers Investment Series.



INVESTMENT TECHNIQUES



    The discussion on page 34 of the Prospectus under 'Foreign and emerging market investments' is hereby amended to delete the 2nd italicized paragraph in the left column.

    Prospectus dated April 27, 2000, filed under Part A of the Registrant's Post-Effective Amendment No. 69 filed on April 27, 2000 as Accession No. 950117-00-001066, is incorporated herein by reference.



                                     PART B



    Statement of Additional Information, filed under Part B of the Registrant's Post-Effective Amendment No. 30 filed on April 27, 2000 as Accession
No. 950117-00-001066, is incorporated herein by reference.


ITEM 22. FINANCIAL STATEMENTS

    Registrant's Annual Report for the fiscal year ended December 31, 1999 is incorporated herein by reference to the Registrant's definitive Rule 30b2-1 filed on March 2, 2000 as Accession No. 91155-00-000174.

                   SALOMON BROTHERS INVESTORS VALUE FUND INC
                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

EXHIBIT
NUMBER                          DESCRIPTION
------                          -----------
  (a)1 -- Registrant's Articles of Incorporation, as amended, are incorporated by reference to Exhibit 1 of Post-Effective
          Amendment No. 40 to the Registration Statement on Form
          N-1A.
  (a)2 -- Registrant's Articles of Incorporation, as amended, on
          April 24, 1989, are incorporated by reference to Exhibit
          1(b) of Post-Effective Amendment No. 50 to the
          Registration Statement on Form N-1A.
  (a)3 -- Registrant's Articles of Incorporation, as amended on
          April 30, 1990, are incorporated by reference to Exhibit
          1(c) of Post-Effective Amendment No. 52 to the
          Registration Statement on Form N-1A.
  (a)4 -- Form of Amended and Restated Articles of Incorporation of
          Registrant are incorporated by reference to Exhibit 1(d)
          of Post-Effective Amendment No. 60 to the Registration
          Statement on Form N-1A.
  (b)1 -- Registrant's By-Laws, as amended, are incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 46
          to the Registration Statement on Form N-1A.
  (b)2 -- Registrant's By-Laws, as amended as of May 1, 1994, are incorporated by reference to Exhibit 2(a) of
          Post-Effective Amendment No. 58 to the Registration
          Statement on Form N-1A.
  (c)  -- Not applicable.
  (d)  -- Management Contract between Registrant and Salomon
          Brothers Asset Management Inc dated November 28, 1997
          incorporated by reference to Exhibit 5 of Post-Effective
          Amendment No. 67 to the Registration Statement on
          Form N-1A.
  (e)  -- Distribution Agreement between Registrant and CFBDS, Inc dated September 1, 1998 filed as Exhibit (e) to the
          Post-Effective Amendment No. 67 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference.
  (f)  -- Not applicable.
  (g)  -- Custodian Agreement between Registrant and PNC Bank,
          National Association filed as Exhibit (g) to the
          Post-Effective Amendment No. 68 to the Registration
          Statement on Form N-1A and incorporated herein by
          reference.
  (h)1 -- Form of Amendment to Transfer Agency Agreement between
          Registrant and PFPC Global Fund Services, Inc. (formerly
          First Data Investors Services Group, Inc) is incorporated
          herein by reference to Exhibit 9(b) of Post-Effective
          Amendment No. 60 to the Registration Statement on Form
          N-1A.
  (h)2 -- Form of Administration Agreement between the Registrant and Salomon Brothers Asset Management Inc filed as Exhibit
          (h)(2) to the Post-Effective Amendment No. 67 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference.

EXHIBIT
NUMBER                          DESCRIPTION
------                          -----------
  (i)  -- Opinion and Consent of Counsel is incorporated by
          reference to Pre-Effective Amendment No. 1 to Registrant's
          Registration Statement on Form N-1A.
  (j)  -- Consent of PricewaterhouseCoopers LLP is (filed as
          Exhibit J to Post-Effective Amendment No. 69 to the
          Registration Statement on Form N-1A and incorporated
          herein by reference).
  (k)  -- Not applicable.
  (l)1 -- Letter Agreement re: initial capital is incorporated by reference to Exhibit 13 of Post-Effective Amendment
          No. 40 to the Registration Statement on Form N-1A.
  (l)2 -- Form of Share Purchase Agreement re: purchase of
          Class A, Class B and Class C shares is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment
          No. 60 to the Registration Statement on Form N-1A.
  (m)  -- Form of Amended Services and Distribution Plan will be filed by amendment.
  (n)  -- Form of Multiclass Plan Pursuant to Rule 18f-3 under the
          Investment Company Act of 1940 for the Salomon Brothers
          Investors Fund Inc is incorporated by reference to Exhibit
          18(b) to Post-Effective Amendment No. 61 to the
          Registration Statement on Form N-1A.
  (p)  -- Code of Ethics (filed as Exhibit P to Post-Effective
          Amendment No. 69 to the Registration Statement on
          Form N-1A and incorporated herein by reference).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Certain portfolios of the Registrant may be deemed to be under common control with Salomon Brothers Holding Company Inc because the same (or an affiliated) entity owns greater than 25% of the outstanding shares of one or more classes of shares of such portfolios and such fund.

ITEM 25. INDEMNIFICATION

    Reference is made to Article Seventh of Registrant's Article of Incorporation, and Section 4 of the Distribution Contract.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the 'Securities Act') may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    The list required by this Item 28 of officers and directors of Salomon Brothers Asset Management Inc ('SBAM'), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBAM pursuant to the Advisers Act (SEC File No. 801-32046).

ITEM 27. PRINCIPAL UNDERWRITERS


    CFBDS Inc., ('CFBDS'), the Registrant's Distributor, is the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves,

CitiFunds Trust III. CFBDS is also the placement agent for Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.


    In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Capital Fund Inc, Salomon Brothers Series Funds Inc, Salomon Brothers Institutional Series Funds Inc, Salomon Brothers Variable Series Funds Inc.


    (b) The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form 8D filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File
No. 8-32417).


    (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

        (1) SBAM
            7 World Trade Center
            New York, New York 10048

        (2) PNC Bank, National Associates
            Airport Business Center
            International Court 2
            200 Stevens Drive
            Lester, PA 19113

        (3) PFPG Global Fund Services, Inc.
            One Exchange Place
            Boston, Massachusetts 02180

ITEM 29. MANAGEMENT SERVICES

    Not applicable.

ITEM 30. UNDERTAKINGS

    The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders upon request and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended (the '1933 Act'), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18 day of December, 2000.


                                       SALOMON BROTHERS INVESTORS VALUE FUND INC
                                                     (Registrant)

                                       By          /s/ HEATH B. MCLENDON
                                           .....................................
                                                    HEATH B. MCLENDON
                                                        PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                SIGNATURE                                  TITLE                         DATE
                ---------                                  -----                         ----
          /s/ HEATH B. MCLENDON             President and Director (Principal     December 18, 2000
 .........................................    Executive Officer)
           (HEATH B. MCLENDON)

           /s/ LEWIS E. DAIDONE             Executive Vice President and          December 18, 2000
 .........................................    Treasurer (Principal Financial and
            (LEWIS E. DAIDONE)                Accounting Officer)

                    *                       Director                              December 18, 2000
 .........................................
           (CHARLES F. BARBER)

                    *                       Director                              December 18, 2000
 .........................................
            (ANDREW L. BREECH)

                    *                       Director                              December 18, 2000
 .........................................
            (CAROL L. COLMAN)

                    *                       Director                              December 18, 2000
 .........................................
            (WILLIAM R. DILL)

                    *                       Director                              December 18, 2000
 .........................................
       (CLIFFORD M. KIRTLAND, JR.)

                    *                       Director                              December 18, 2000
 .........................................
           (ROBERT W. LAWLESS)

                    *                       Director                              December 18, 2000
 .........................................
            (LOUIS P. MATTIS)

                SIGNATURE                                  TITLE                         DATE
                ---------                                  -----                         ----
                    *                       Director                              December 18, 2000
 .........................................
           (THOMAS F. SCHLAFLY)

           /s/ HEATH B. MCLENDON                                                  December 18, 2000
*By: .....................................
          (HEATH B. MCLENDON, AS
            ATTORNEY-IN-FACT)